Acquisitions of Subsidiaries (Details) (Firmway, USD $)	1 Months Ended
Mar. 31, 2011 Y
Purchase price was allocated as follows:
Term of lease (in years)	20
Allocated Value
Cash	$ 1,731,778
Amount due from related parties	1,189,679
Prepaid rent	3,815,608
Liabilities assumed	(1,927)
Goodwill	1,316,215
Deferred tax liabilities	(1,316,215)
Total	12,000,000
Amortization Period of prepaid rent (in years)	20
Favorable lease term
Allocated Value
Intangible assets acquired:	$ 5,264,862
Amortization Period (in years)	20